Summary of Fair Value of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Nov. 05, 2021	Aug. 23, 2021
Disclosure of detailed information about business combination [abstract]
Cash paid to Ely shareholders(1)		$ 65,016
GRC Shares issued to Abitibi and Golden Valley Shareholders	$ 296,966
GRC Shares issued to Ely shareholders(1)		130,194
15,946,732 Ely Warrants deemed to be exchanged for GRC Shares		5,641
1,166,389 Golden Valley share options deemed to be exchanged for GRC share options	8,991
Total consideration	305,957	200,851
Cash and cash equivalents	10,393	6,769
Restricted cash	1,815
Short-term investments	23,360	1,291
Accounts receivable		262
Prepaid and other receivables	2,756	193
Reclamation bond		22
Property, plant & equipment		48
Royalties and other mineral interests	366,102	238,864
Investment in associate	1,360
Accounts payable and accrued liabilities	(5,561)	(3,847)
Derivative liabilities	(691)
Government loan	(48)
Lease obligation		(51)
Deferred income tax liability	(93,529)	(42,700)
Net assets acquired	$ 305,957	$ 200,851